Pension and Other Postretirement Benefits (Details 8) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
U.S. [Member]
Pre-tax amounts recognized in OCI
Net actuarial loss (gain)	$ 133.6	$ 15.9	$ 25.1
Prior service cost (credit)	0	0.8	0
Net amount to be recognized	133.6	16.7	25.1
Int'l [Member]
Pre-tax amounts recognized in OCI
Net actuarial loss (gain)	18.1	30.1	(52.7)
Prior service cost (credit)	0	0.2	(0.3)
Net amount to be recognized	18.1	30.3	(53.0)
U.S. Postretirement Health Benefits [Member]
Pre-tax amounts recognized in OCI
Net actuarial loss (gain)	7.0	1.9	5.3
Prior service cost (credit)	(34.1)	0	0
Net amount to be recognized	$ (27.1)	$ 1.9	$ 5.3